Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (16,880)	$ (27,743)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	512	475
Share-based compensation	3,784	3,445
Non-cash financial expenses (income), net	509	(97)
Change in the fair value of Warrants Liabilities	2,164	11,105
Increase in prepaid expenses and other receivables	(601)	(2,443)
Decrease (increase) in long term prepaid expenses	(50)	1,821
(Decrease) increase in trade payables	366	(6)
(Decrease) increase in other payables and accrued expenses	535	(1,885)
Change in operating lease liabilities	(633)
Change in operating lease right-of-use assets	372
Net cash used in operating activities	(9,922)	(15,328)
Cash flows from investing activities:
Investment in short-term deposits	(98,431)	(100,000)
Redemption of short-term deposits	103,995	8,000
Purchase of property and equipment	(590)	(675)
Net cash (used in) provided by investing activities	4,974	(92,675)
Cash flows from financing activities:
Proceeds from exercise of warrants		3,257
Proceeds from exercise of options	2
Proceeds from SPAC merger and PIPE financing, net of transaction cost		93,543
Net cash provided by financing activities	2	96,800
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(51)	(288)
Decrease in cash, cash equivalents and restricted cash	(4,997)	(11,491)
Cash, cash equivalents and restricted cash at beginning of period	6,686	23,854
Cash, cash equivalents and restricted cash at end of period	1,689	12,363
Supplemental disclosures of cash flow information:
Income tax payments	13	2
Interest received	$ 2,394	$ 50